Supplemental Information (Derivatives) (Tables)	3 Months Ended
Mar. 31, 2016
Summary Of Derivative Instruments [Abstract]
Fair value of derivatives
FAIR VALUE OF DERIVATIVES

	March 31, 2016		December 31, 2015
(In millions)	Assets	Liabilities	Assets	Liabilities

Derivatives accounted for as hedges
Interest rate contracts	$5,619	$23	$4,132	$158
Currency exchange contracts	897	1,000	1,109	1,383
Other contracts	-	-	-	-
	6,516	1,024	5,241	1,541

Derivatives not accounted for as hedges
Interest rate contracts	106	55	119	44
Currency exchange contracts	1,907	4,168	1,715	4,048
Other contracts	330	36	315	49
	2,343	4,259	2,149	4,141

Gross derivatives recognized in statement of
financial position
Gross derivatives	8,859	5,282	7,391	5,681
Gross accrued interest	703	10	1,001	(13)
	9,562	5,292	8,392	5,668

Amounts offset in statement of financial position
Netting adjustments(a)	(3,677)	(3,662)	(4,326)	(4,326)
Cash collateral(b)	(4,124)	(703)	(1,784)	(642)
	(7,800)	(4,365)	(6,110)	(4,968)

Net derivatives recognized in statement of
financial position
Net derivatives	1,761	927	2,282	700

Amounts not offset in statement of
financial position
Securities held as collateral(c)	(388)	-	(1,277)	-

Net amount	$1,372	$927	$1,005	$700

(a) The netting of derivative receivables and payables is permitted when a legally enforceable master netting agreement exists. Amounts include fair value adjustments related to our own and counterparty non-performance risk. At March 31, 2016 and December 31, 2015, the cumulative adjustment for non-performance risk was $(14) million and insignificant, respectively.

(b) Excluded excess cash collateral received and posted of $259 million and $101 million at March 31, 2016, respectively, and $48 million and $379 million at December 31, 2015, respectively.

(c) Excluded excess securities collateral received of $13 million and $107 million at March 31, 2016 and December 31, 2015, respectively.

Cash flow hedges
CASH FLOW HEDGE ACTIVITY
			Gain (loss) reclassified
	Gain (loss) recognized in AOCI		from AOCI into earnings
	for the three months ended March 31		for the three months ended March 31
(In millions)	2016	2015	2016	2015

Interest rate contracts	$19	$(3)	$(30)	$(39)
Currency exchange contracts	(77)	(1,077)	(53)	(957)
Commodity contracts	1	(3)	(2)	(1)
Total(a)	$(57)	$(1,083)	$(84)	$(997)

(a) Gain (loss) is recorded in GE Capital revenues from services, interest and other financial charges, and other costs and expenses when reclassified to earnings.